Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries (KDDI) Which Are Mainly Recorded in Telecommunications Equipment Group (Detail) (KDDI, JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
KDDI
Entity-Wide Revenue, Major Customer [Line Items]
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥ 130,554	¥ 115,538	¥ 127,225
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.30%	10.80%	11.30%